1604(b)(5) De-SPAC, Material Financing Transactions	Oct. 02, 2026
De Spac Material Financing Transaction Line Items
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]	The following discussion is a brief summary of the material U.S. federal income tax considerations applicable to you if you are a U.S. Holder (as defined below) of SPAC Ordinary Shares and SPAC Warrants, as a consequence of (i) electing to have your shares redeemed for cash pursuant to the redemption provisions described in the section entitled “The Extraordinary General Meeting of SPAC Shareholders — Redemption Rights” (a “Redemption”), (ii) the exercise of your SPAC Warrants or the cancellation of your SPAC Warrants, (iii) the Merger, and/or (iv) the ownership and disposition of PubCo Ordinary Shares after the Business Combination. With respect to the ownership and disposition of PubCo Ordinary Shares, this discussion is limited to PubCo Ordinary Shares received in the Business Combination solely as a result of holding SPAC Ordinary Shares. This brief discussion addresses only those U.S. Holders that hold SPAC Ordinary Shares and/or SPAC Warrants as capital assets within the meaning of Section 1221 of the Code (generally property held for investment).

This brief discussion does not address the U.S. federal income tax consequences to SPAC’s the Sponsor or any other officers or directors of SPAC, or to any holders of Private Placement Units. In addition, this summary does not address any U.S. federal income tax consequences to investors that directly or indirectly hold equity interests in CADV prior to the Business Combination, including direct or indirect holders of equity interests in SPAC that also hold, directly or indirectly, equity interests in CADV. Moreover, this discussion does not address all U.S. federal income tax considerations that may be relevant to any particular investor’s particular circumstances, including the alternative minimum tax, the Medicare tax on certain investment income and the different consequences that may apply to investors subject to special rules under U.S. federal income tax law, such as:

●	banks, financial institutions or financial services entities;

●	broker-dealers;

●	taxpayers that are subject to the mark-to-market tax accounting rules;

●	tax-exempt entities;

●	governments or agencies or instrumentalities thereof;

●	insurance companies;

●	pension funds;

●	mutual funds;

●	regulated investment companies;

●	real estate investment trusts;

●	persons that acquired SPAC Ordinary Shares or SPAC Warrants pursuant to an exercise of employee share options, in connection with employee share incentive plans or otherwise as compensation;

●	“specified foreign corporations” (including controlled foreign corporations), passive foreign investment companies or corporations that accumulate earnings to avoid U.S. federal income tax;

●	tax-exempt organizations (including private foundations);

●	persons that hold SPAC Ordinary Shares or SPAC Warrants or who will hold PubCo Ordinary Shares as part of a “straddle,” “hedge,” “conversion,” “synthetic security,” “constructive ownership transaction,” “constructive sale,” “wash sale,” or other integrated or similar transaction for U.S. federal income tax purposes;

●	persons that have a functional currency other than the U.S. dollar;

●	U.S. expatriates or former long-term residents of the U.S.;

●	persons owning or considered as owning (directly, indirectly, or through attribution) 5 percent (measured by vote or value) or more of the SPAC Ordinary Shares, or, following the Business Combination, PubCo Ordinary Shares;

●	persons who acquire or acquired shares, warrants, rights, or other securities as part of or in connection with a potential PIPE Investment or ELOC, or any similar arrangement;

●	accrual method taxpayers that file applicable financial statements as described in Section 451(b) of the Code;

●	partnerships (or entities or arrangements classified as partnerships or other pass-through entities for U.S. federal income tax purposes, including S corporations) and any beneficial owners of such partnerships or other pass-through entities; and

●	persons who are not U.S. Holders, all of whom may be subject to tax rules that differ materially from those summarized below.